New standards	6 Months Ended
Jun. 30, 2024
New standards
New standards
5.	New standards
5.1.	New standards adopted by the Group, effective as of January 1, 2024

The IASB issued amendments to the following standards with application as of January 1, 2023:

Amendment to IAS 1 - Classifications of liabilities as current or non-current, modifies the requirement to classify a liability as current, by establishing that a liability is classified as current when it does not have the right at the end of the reporting period to defer the liquidation of the liability during, at least, the twelve months following the date of the reporting period. This amendment is effective since January 1, 2023. In addition, on October 31, 2022, IASB issued an amendment on non-current liabilities with agreed conditions and modified the effective date to January 1, 2024.

IAS 12 Amendment: The IASB issued the amendment in May 2023, which provides to the companies a temporary exemption from accounting of deferred taxes arising from the international tax reform of the Organization for Economic Co-operation and Development (OECD), which published the rules to ensure that large multinational companies would be subject to a minimum tax rate of 15%.

IFRS 17 - Insurance Contracts, provides a new general model for accounting for contracts by combining a measurement of the current balance of insurance contracts with the recognition of earnings during the period in which the services are rendered. The standard’s general model requires that insurance contract liabilities be measured using current weighted probability estimates of future cash flows, a risk adjustment, and a contractual service margin that represents the expected gain from fulfilling the contracts. The effects of changes in the estimates of future cash flows and the risk adjustment related to future services are recognized during the period in which the services are rendered and not immediately in profit loss statement.

IFRS 17 replaces IFRS 4 - Insurance Contracts and will be effective for the subsidiaries Black Gold Re and Linear Systems Re Ltd for the financial reporting period beginning January 1, 2023. The assessment of the impact of IFRS 17 do not have a significant effect on the Group’s consolidated financial statements, considering that most of the insurance contracts are short-term and would be managed by the PPA methodology - Simplified allocation of premiums.

The following limited-scope amendments, with comprehensive and anticipated voluntary application:

◾	Amendments to IAS 1 – Presentation of financial statements. Companies must disclose material information about their accounting policies and apply the concept of materiality to accounting policy disclosures. The amendments clarify the following points:
-	The word “significant” is changed to “material or relative importance”.
-	The accounting policies that must be disclosed in the notes to the financial statements are clarified, “an entity will disclose information about its material or relative importance accounting policies.”
-	It is clarified when an accounting policy is considered material or relatively important.
-	Adds the following paragraph: “Information on accounting policies that focuses on how an entity has applied the requirements of IFRS to its own circumstances provides specific information about the entity that is more useful to users of financial statements than standardized information or information that only doubles or summarizes the requirements of IFRS standards”.
◾	Amendments to IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors. They clarify how companies should distinguish changes in accounting policies from changes in accounting estimates. The amendment was published by the IASB in February 2021 and clearly defines an accounting estimate to distinguish it from an accounting policy: “Accounting estimates are monetary amounts, in financial statements, that are subject to measurement uncertainty”.

It mentions “an accounting policy could require that elements of the financial statements be measured in a way that entails measurement uncertainty—that is, the accounting policy could require that these elements be measured by monetary amounts that cannot be directly observed and they must be estimated. In this case, an entity develops an accounting estimate to achieve the objective established by the accounting policy.

◾	Amendments to IAS 12 Deferred taxes related to assets and liabilities that are recognized in a single transaction. The purpose of the amendments is to reduce the diversity in the reporting of deferred taxes on leases and decommissioning obligations. The amendment allows the recognition of a deferred tax liability or asset that has arisen in a transaction that is not a business combination, in the initial recognition of an asset or liability that, at the time of the transaction, does not give rise to taxable temporary differences and deductibles in the same amount.
◾	Amendment IAS 7 - Cash Flow Statement and IFRS 7 - Financial instruments: Disclosures. The IASB issued the amendment on disclosure requirements to improve the transparency of suppliers financing arrangements and their effects on a company’s liabilities, cash flows and liquidity risk exposure. The Amendment applies to annual periods beginning on January 1, 2024.
◾	IFRS16 Amendment: In September 2022, the IASB issued an amendment related to the leasing standard regarding the recognition of the lease liability in a sale and leaseback. The amendment determines the requirements that a seller-lessee must use to quantify the lease liability arising in the sale and leaseback with the objective that the seller-lessee does not recognize any profit or loss related to the right of use that it retains.
5.2.	New standards issued but not yet adopted.
◾	Amendment to IAS 21 - Effects of Changes in Foreign Currency Exchange Rates. The Amendment establishes the criteria to assess whether a currency is interchangeable and to know when it is not, so that the exchange rate to be used and the disclosures to be provided can be determined. The validity applies to annual periods beginning on or after January 1, 2025.
◾	Issuance of IFRS 18 - Presentation and disclosures in financial statements. This new IFRS standard has the purpose to improve the usefulness of the information presented and disclosed in financial statements and will provide investors with more transparent and comparable information on the financial performance of companies, allowing them to make better investment decisions. This new standard is effective internationally for annual reporting periods beginning on or after January 1, 2027, but companies can apply it early. It should be noted that IFRS 18 replaces IAS 1 – Presentation of financial statements.
◾	Issuance of IFRS 19 – Subsidiaries not in the public interest: disclosures. This new standard allows subsidiaries to disclose reduced information, instead of disclosing information in accordance with other IFRS. Thus, the application of this standard will reduce the costs of preparing the financial statements of subsidiaries, while maintaining the usefulness of the information for users of their financial statements.
◾	Narrow scope amendments to IFRS 9: These amendments will improve the consistency and understanding of accounting requirements by clarifying terms and procedures, introducing detailed disclosure requirements and allowing flexible early application, which will reduce diversity in accounting practice and increase the transparency and consistency of financial information. Amendments effective from January 1, 2026, and early application is allowed.
5.3.	New standards issued by the ISSB that with effect in future periods.

The International Sustainability Standards Committee, in June 2023 issued the first international sustainability and climate standards: IFRS S1 General Requirements for the Information to be Disclosed on Sustainability related to Financial Information and IFRS S2 Weather-related Disclosures. The purpose of these standards is for entities to disclose information about their risks and opportunities related to sustainability and climate that is useful to the primary users of financial information for decision-making. An entity will apply these standards for reports for annual periods beginning on or after January 1, 2024. The Ecopetrol Business Group is currently assessing the corresponding regulations and the methodology for their implementation. Likewise, the Ecopetrol Business Group will consider the guidelines and regulations that the Technical Council of Public Accounting may issue in Colombia.